Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 2,695	£ 2,973
Other creditors	5,969	7,255
Items in the course of collection due to other banks	40	55
Lease liabilities (refer to Note 19)	280	496
Other liabilities	£ 8,984	£ 10,779